Nov-09-06 09:42am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-564 P.002/002 F-413

1368458

Director
Securities Operations

NYSE Group

06061046

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhu@nyse.com

RECD S.E.C.
NOV 0 9 2006
1086

1-33145

November 9, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 1 5 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, New Sally Holdings, Inc. (to be renamed Sally Beauty Holdings, Inc.), Common Stock, $0.01 par value per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 9, 2006. Tentative listing date – November 13, 2006.

Sincerely,